Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings, Unappropriated [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 107,404	$ 102,924	$ 0	$ 4	$ 209,121	$ 419,453	$ 4,619	$ 424,072
Balance (in shares) at Dec. 31, 2009	358,012		0
Shares acquisition	0	0	(10,755)	0	0	(10,755)	0	(10,755)
Shares acquisition (in shares)	0		(7,708)
Shares retirement	(2,312)	(8,443)	10,755	0	0	0	0	0
Shares retirement (in shares)	(7,708)		7,708
Restricted stock vested	1,061	(1,061)	0	0	0	0	0	0
Restricted stock vested (in shares)	3,539		0
Share-based compensation expenses	0	6,219	0	0	0	6,219	92	6,311
New shares issued by subsidiary	0	0	0	0	0	0	353	353
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	652	0	0	0	652	152	804
Net unrecognized actuarial gain (loss), net of tax	0	0	0	(201)	0	(201)	(2)	(203)
Unrealized holding gains (loss) on available-for-sale marketable securities	0	0	0	1,193	0	1,193	22	1,215
Foreign currency translation adjustments	0	0	0	208	0	208	2	210
Declaration of cash dividends	0	0	0	0	(44,097)	(44,097)	0	(44,097)
Net Income	0	0	0	0	33,206	33,206	(4,140)	29,066
Balance at Dec. 31, 2010	106,153	100,291	0	1,204	198,230	405,878	1,098	406,976
Balance (in shares) at Dec. 31, 2010	353,843		0
Shares acquisition	0	0	(4,627)	0	0	(4,627)	0	(4,627)
Shares acquisition (in shares)			(7,534)
Shares retirement	(34)	(91)	125	0	0	0	0	0
Shares retirement (in shares)	(114)		114
Restricted stock vested	891	(891)	0	0	0	0	0	0
Restricted stock vested (in shares)	2,971		0
Share-based compensation expenses	0	4,124	0	0	0	4,124	66	4,190
New shares issued by subsidiary	0	0	0	0	0	0	53	53
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	(382)	0	0	0	(382)	1,665	1,283
Net unrecognized actuarial gain (loss), net of tax	0	0	0	(546)	0	(546)	(27)	(573)
Unrealized holding gains (loss) on available-for-sale marketable securities	0	0	0	(620)	0	(620)	(35)	(655)
Foreign currency translation adjustments	0	0	0	128	0	128	0	128
Declaration of cash dividends	0	0	0	0	(21,224)	(21,224)	0	(21,224)
Net Income	0	0	0	0	10,706	10,706	(1,199)	9,507
Balance at Dec. 31, 2011	107,010	103,051	(4,502)	166	187,712	393,437	1,621	395,058
Balance (in shares) at Dec. 31, 2011	356,700		(7,420)
Shares acquisition	0	0	(8,886)	0	0	(8,886)	0	(8,886)
Shares acquisition (in shares)			(11,443)
Restricted stock vested	0	(919)	919	0	0	0	0	0
Restricted stock vested (in shares)	0		1,313
Share-based compensation expenses	0	1,936	0	0	0	1,936	0	1,936
New shares issued by subsidiary	0	342	0	0	0	342	23	365
Sale (purchase) of subsidiary shares to (from) noncontrolling interests	0	501	0	0	0	501	32	533
Net unrecognized actuarial gain (loss), net of tax	0	0	0	234	0	234	(1)	233
Unrealized holding gains (loss) on available-for-sale marketable securities	0	0	0	(589)	0	(589)	0	(589)
Foreign currency translation adjustments	0	0	0	52	0	52	(2)	50
Declaration of cash dividends	0	0	0	0	(10,680)	(10,680)	0	(10,680)
Net Income	0	0	0	0	51,596	51,596	(1,458)	50,138
Balance at Dec. 31, 2012	$ 107,010	$ 104,911	$ (12,469)	$ (137)	$ 228,628	$ 427,943	$ 215	$ 428,158
Balance (in shares) at Dec. 31, 2012	356,700		(17,550)